UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, May 10, 2013
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 69
Form 13F Information Table Value Total: $151,414
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
659
6196
6196
0
0
6196
0
0

ABBOTT LABORATORIES
Common Stocks
002824100
1569
44412
44412
0
0
44412
0
0

ABBVIE INC.
Common Stocks
00287Y109
1632
40017
40017
0
0
40017
0
0

AMERICAN ELECTRIC POWER
Common Stocks
025537101
1072
22040
22040
0
0
22040
0
0

AMERICAN EXPRESS CO
Common Stocks
025816109
3664
54319
54319
0
0
54319
0
0

AT&T INC
Common Stocks
00206R102
2714
73978
73978
0
0
73978
0
0

AVERY DENISON CORP
Common Stocks
053611109
411
9545
9545
0
0
9545
0
0

BABSON CAPITAL CORPORATE INVESTORS
Common Stocks
05617K109
1093
66870
66870
0
0
66870
0
0

BECTON DICKINSON & CO.
Common Stocks
075887109
2630
27512
27512
0
0
27512
0
0

BHP BILLITON LTD - ADR
Common Stocks
088606108
1230
17978
17978
0
0
17978
0
0

BOEING COMPANY
Common Stocks
097023105
1993
23212
23212
0
0
23212
0
0

CHEVRON CORP
Common Stocks
166764100
2843
23930
23930
0
0
23930
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1218
58291
58291
0
0
58291
0
0

COCA-COLA CO
Common Stocks
191216100
5223
129159
129159
0
0
129159
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
1910
31775
31775
0
0
31775
0
0

DANAHER CORP
Common Stocks
235851102
3041
48928
48928
0
0
48928
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
2970
23602
23602
0
0
23602
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
268
4600
4600
0
0
4600
0
0

DUKE ENERGY CORPORATION
Common Stocks
26441C105
313
4306
4306
0
0
4306
0
0

EMC CORP MASS
Common Stocks
268648102
491
20542
20542
0
0
20542
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
2202
39406
39406
0
0
39406
0
0

ERHC ENERGY INC
Common Stocks
26884J104
5
75000
75000
0
0
75000
0
0

EXPRESS SCRIPTS HOLDING CO.
Common Stocks
30219G108
1316
22831
22831
0
0
22831
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
8304
92152
92152
0
0
92152
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
910
55795
55795
0
0
55795
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
4021
173913
173913
0
0
173913
0
0

GENERAL MILLS INC
Common Stocks
370334104
3500
70989
70989
0
0
70989
0
0

HALLIBURTON CO
Common Stocks
406216101
1971
48784
48784
0
0
48784
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
1033
43334
43334
0
0
43334
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
3276
53765
53765
0
0
53765
0
0

INTEL CORP
Common Stocks
458140100
1920
87946
87946
0
0
87946
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
2071
9711
9711
0
0
9711
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
4717
57852
57852
0
0
57852
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
2075
59165
59165
0
0
59165
0
0

JP MORGAN CHASE & CO
Common Stocks
46625H100
231
4863
4863
0
0
4863
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
4453
45446
45446
0
0
45446
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
1
919571
919571
0
0
919571
0
0

KRAFT FOODS GROUP INC
Common Stocks
50076Q106
400
7758
7758
0
0
7758
0
0

M&T BANK
Common Stocks
55261F104
2197
21293
21293
0
0
21293
0
0

MASCO CORP
Common Stocks
574599106
1565
77285
77285
0
0
77285
0
0

MCDONALD`S CORP
Common Stocks
580135101
3645
36563
36563
0
0
36563
0
0

MERCK & CO INC
Common Stocks
58933Y105
2630
59495
59495
0
0
59495
0
0

MICROSOFT CORP
Common Stocks
594918104
2165
75680
75680
0
0
75680
0
0

MONDELEZ INTERNATIONAL INC
Common Stocks
50075N104
743
24260
24260
0
0
24260
0
0

NESTLES SA - ADR
Common Stocks
641069406
3100
42776
42776
0
0
42776
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
435
32937
32937
0
0
32937
0
0

NUCOR CORP
Common Stocks
670346105
2283
49472
49472
0
0
49472
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
391
4992
4992
0
0
4992
0
0

PEPSICO INC
Common Stocks
713448108
5068
64062
64062
0
0
64062
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
7032
75847
75847
0
0
75847
0
0

PLUM CREEK TIMBER CO INC
Common Stocks
729251108
240
4600
4600
0
0
4600
0
0

PNC FINANCIAL SERVICES GROUP
Common Stocks
693475105
2188
32902
32902
0
0
32902
0
0

PRAXAIR INC
Common Stocks
74005P104
3828
34324
34324
0
0
34324
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
5648
73296
73296
0
0
73296
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
2060
35157
35157
0
0
35157
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1442
22132
22132
0
0
22132
0
0

SIEMENS AG - ADR
Common Stocks
826197501
1506
13969
13969
0
0
13969
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2820
60112
60112
0
0
60112
0
0

SPECTRA ENERGY
Common Stocks
847560109
2532
82355
82355
0
0
82355
0
0

SYSCO CORP
Common Stocks
871829107
1994
56708
56708
0
0
56708
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
2759
36855
36855
0
0
36855
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1620
45655
45655
0
0
45655
0
0

TIME WARNER CABLE INC
Common Stocks
88732J207
1229
12797
12797
0
0
12797
0
0

UNILEVER N.V.
Common Stocks
904784709
737
17970
17970
0
0
17970
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2727
31747
31747
0
0
31747
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
4811
51490
51490
0
0
51490
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1413
28748
28748
0
0
28748
0
0

WAL-MART STORES INC
Common Stocks
931142103
231
3093
3093
0
0
3093
0
0

WPP PLC - ADR
Common Stocks
92937A102
1026
12800
12800
0
0
12800
0
0
